CAPITAL MANAGEMENT - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capital Management - Additional Information
Capital cash and shareholders' equity	$ 676	$ 117
Common shares, warrants securities	125,000,000
Ability to sell number of shares in Aspire Agreement	2,700,000